SUPPLEMENT

dated October 18, 2022 to the

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

dated May 31, 2022

Yorktown Treasury Advanced Total Return Fund

(Institutional Class Shares)

Yorktown Growth Fund

Yorktown Capital Appreciation Fund

Yorktown Short Term Bond Fund

Yorktown Master Allocation Fund

Yorktown Small Cap Fund

(Class A, Class L, and Institutional Class Shares)

Yorktown Multi-Sector Bond Fund

(Class A, Class L, Institutional Class, and Class C Shares)

The portfolio manager equity securities ownership table on page 17 of the SAI is hereby deleted and replaced in its entirety with the following:

Name	Dollar Range of Equity Securities Owned (Fund)	Aggregate Dollar Range of Equity Securities in the Funds
PORTFOLIO MANAGERS:
Brentz East	$10,001 to $50,000 (Growth Fund)	$50,001 to $100,000
$10,001 to $50,000 (Capital Appreciation Fund)
$10,001 to $50,000 (Short Term Bond Fund)
$10,001 to $50,000 (Multi-Sector Bond Fund)
Michael J. Borgen	$500,001 to $1,000,000 (Short Term Bond Fund)	Over $1,000,000
$500,001 to $1,000,000 (Small Cap Fund)
Barry Weiss	None	None
John Tener	None	None

Please retain this supplement with your records.